Redeemable Convertible Preferred Stock	12 Months Ended
Dec. 31, 2021
Temporary Equity Disclosure [Abstract]
Redeemable Convertible Preferred Stock	REDEEMABLE CONVERTIBLE PREFERRED STOCK
During 2019, the Company converted all shares outstanding of Series A, Series A-1, Series A-2, Series B, Series B-1, and Series B-2 redeemable convertible preferred stock to shares of Series C redeemable convertible preferred stock (the "Series C Preferred Shares") by issuing on a 1:1 ratio 24,773,767 Series C Preferred Shares. Additionally, the Company issued 17,061,472 Series C Preferred Shares valued at $6,062 to execute the conversion feature of the outstanding convertible notes. Lastly, the Company raised additional equity of $9,506 by issuing 26,754,674 of Series C Preferred Shares.
Upon issuance of the Series C Preferred Shares, the Company determined that the down round financing triggered a contingent beneficial conversion feature for certain previously issued share classes. In accordance with ASC 470, the Company recorded the beneficial conversion feature as an increase to additional paid-in-capital. Given that the preferred shares were readily convertible at the discretion of the investors, the Company immediately amortized the beneficial conversion feature through accumulated deficit.
Redeemable convertible preferred stock as of December 31, 2020 consist of the following:

	December 31, 2020
	Preferred Shares Authorized	Preferred Shares Issued and Outstanding	Average Issuance Price Per Share	Liquidation Preference	Carrying Value
Series C	95,415,981	68,589,913	$0.753892	$51,709	$49,894
The holders of redeemable convertible preferred stock had various rights and preferences as follows:
Voting – Each Series C Preferred share entitled the holder to the number of votes equal to the number of whole shares of common stock into which each share is convertible at the time of the vote.
The holders of record of the Series C Preferred Shares, voting as a separate class, were entitled to elect three (3) members of the Company’s board of directors. The holders of record of Series C Preferred Shares, voting as a separate class, were entitled to elect two (2) members of the Company’s board of directors.
Dividends – The holders of Series C Preferred Shares, in preference to the holders of Legacy Katapult common stock, were entitled to receive, as and if declared by the Board of Directors, but only out of funds that were legally available therefore, non-cumulative cash dividends at the rate of 8% of the original issue price of each outstanding share of Series C Preferred Shares.
Liquidation Preference – In the event of any liquidation, dissolution, or winding-up of the Company, the holders of Series C Preferred Shares were entitled to receive, ratably, prior and in preference to any distribution of the assets or funds of the Company to the holders of common stock, an amount equal to the original issuance price per share plus any accrued and unpaid dividends. If the Company has insufficient assets to permit payment of the Liquidation Preference in full to the holders of the Series C Preferred Shares, then the assets of the Company shall be distributed ratably to the Series C Preferred Shares in proportion to the Liquidation Preference that such holders would otherwise be entitled to receive.
After payment of the Liquidation Preference to the holders of Series C Preferred Shares, the remaining assets of the Company would be distributed ratably to the holders of common stock.
Redemption – The Series C Preferred Shares did not contain any mandatory redemption provisions. In accordance with ASC Topic 480-10-S99-3A, SEC Staff Announcement: Classification and Measurement of Redeemable Securities, preferred stock issued with redemption provisions that are outside of the control of the Company or that contain certain redemption rights in a deemed liquidation event is required to be classified as temporary equity in the mezzanine section of the balance sheets. The Series C Preferred Shares were redeemable upon the occurrence of a deemed liquidation event, which is outside of the control of the Company. Therefore, these shares were classified as temporary equity at December 31, 2020, before accounting for the effects of the Merger.
Conversion – Each share of Series C Preferred Shares was convertible at the option of the holder, at any time after the date of issuance of each share, into shares of common stock as is determined by dividing the original purchase price of preferred stock by the conversion price in effect at the time of conversion. As of December 31, 2020, the 68,589,913 shares of Series C preferred stock were convertible into 69,389,530 shares of Common stock. In connection with the Merger discussed in Note 1, all convertible redeemable preferred stock was converted to Katapult common stock.